The Master Trust	12 Months Ended
Dec. 31, 2025
EBP 010
The Master Trust
The Master Trust

Note 3 - The Master Trust

The Company established the Master Trust pursuant to a trust agreement between the Company and State Street Bank and Trust Company, as trustee, in order to permit the commingling of trust assets of several employee benefit plans for investment and administrative purposes. The assets of the Master Trust are held by State Street Bank and Trust Company.

Employee benefit plans participating in the Master Trust as of December 31, 2025 and 2024 include the following defined contribution plans:

●	Ford Motor Company Savings and Stock Investment Plan
●	Ford Motor Company Tax-Efficient Savings Plan for Hourly Employees

All transfers to, withdrawals from, or other transactions regarding the Master Trust shall be conducted in such a way that the proportionate interest in the Master Trust of each plan and the fair market value of that interest may be determined at any time.

Note 3 - The Master Trust (Continued)

The interest of each such plan shall be debited or credited (as the case may be) (i) for the entire amount of every contribution received on behalf of such plan (including participant contributions), every distribution, or other expense attributable solely to such plan, and every other transaction relating only to such plan; and (ii) for its proportionate share of every item of collected or accrued income, gain or loss, and general expense, and of any other transactions attributable to the Master Trust or that investment option as a whole.

A summary of the net assets of the Master Trust and the Plan’s interest in the Master Trust as of December 31, 2025 and 2024 is as follows (in thousands):

Summary of Net Assets - Note 3 Master Trust

	2025		2024
	Master Trust	Plan's Interest in	Master Trust	Plan's Interest in
	Balances	Master Trust	Balances	Master Trust
Investments - Fair value:
Separate Account - Common Stock (1)	$381,021	$293,318	$506,138	$394,503
Ford Stock Fund	1,822,288	923,562	1,527,436	798,471
Common and commingled institutional pools	24,695,725	16,858,179	20,992,156	14,559,113

Total Investments at Fair Value	26,899,034	18,075,059	23,025,730	15,752,087

Investments at Contract value - Interest Income Fund	2,414,326	1,506,678	2,405,123	1,484,288

Total Investments	29,313,360	19,581,737	25,430,853	17,236,375

Other Assets/(Liabilities) - Net (2)	(2,288)	—	(2,943)	—
Total Net Assets	$29,311,072	$19,581,737	$25,427,910	$17,236,375

(1) The fund is primarily made up of common stock that is owned 100% by the Master Trust.

(2) Includes accrued but unpaid fees, unsettled trades, and other receivables. In the Plan’s Interest in Master Trust, these amounts are reported within total investments and are not material to the amounts presented.

During the year ended December 31, 2025, the Master Trust investment gain was comprised of the following (in thousands):

Net realized and unrealized gains	$4,485,349

Dividend and other income	117,411

Total Master Trust investment gains	$4,602,760